Document and Entity Information (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Nov. 04, 2011	Mar. 08, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	OXIGENE INC	OXIGENE INC
Entity Central Index Key	0000908259	0000908259
Document Type	S-1	S-1
Document Period End Date	Sep. 30, 2011	Dec. 31, 2010
Amendment Flag	false	false
Document Fiscal Year Focus	2011	2010
Document Fiscal Period Focus	Q3	FY
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Public Float					$ 15,846,000
Entity Common Stock, Shares Outstanding			14,879,857	6,955,782